Short-term investments (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Short-Term Investments [Line Items]
Short-term investments	$ 40.0	$ 0.0
Guaranteed investment certificate maturing March 2025 [Member]
Short-Term Investments [Line Items]
Short-term investments	20.0
Guaranteed investment certificate maturing June 2025 [Member]
Short-Term Investments [Line Items]
Short-term investments	$ 20.0